Share Capital (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share Capital
Expected stock price volatility	67.00%	68.00%	68.00%
Risk free interest rate	3.62%	1.78%	0.56%
Expected life	3 years	3 years	3 years
Expected forfeiture rate	3.60%	3.53%	2.66%
Expected dividend yield	0.00%	0.00%	0.00%
Share-based payments included in cost of sales	$ 0	$ 0	$ 0
Share-based payments included in general and administrative expenses	1,764	2,487	4,030
Total share-based payments	$ 1,764	$ 2,487	$ 4,030